Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Repurchase Contingencies

The following is a schedule by years of future repurchase contingencies under the leases as of nine months ended September 30, 2024:

Fiscal Year	Amount
Remainder of 2024	$2,831
2025	7,400
2026	27,020
2027	23,302
2028	5,525
Thereafter	6,000
$72,078